United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds _______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/23

Date of Reporting Period: 09/30/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2023

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Hermes Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2022 through September 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Clover Small Value Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2023, was 7.33% for Class A Shares, 6.50% for Class C Shares, 7.23% for Class R Shares, 7.64% for Institutional Shares and 7.67% for Class R6 Shares. The Russell 2000® Value Index (R2000V),1 a broad-based securities market index, returned 7.84% during the same period. The total return for the Morningstar Small Value Funds Average (MSVFA),2 a peer group average for the Fund, was 15.00% during the same period. The Fund’s and the MSVFA’s total return for the most recent fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the R2000V.
The Fund’s investment strategy seeks to achieve capital appreciation through careful analysis and selection of individual stocks. For the reporting period, stock selection3 and sector allocation were the most significant factors affecting the Fund’s performance relative to the R2000V.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the R2000V.
MARKET OVERVIEW
Markets were positive in the fourth quarter of 2022 due in part to positive sentiment that the Federal Reserve would be slowing the pace of rate hikes and signs that elevated inflation could be cooling. This positive momentum carried through the next two quarters due largely to a rise in growth stocks, particularly technology stocks and enthusiasm with artificial intelligence. Stress in the China property markets, weak macroeconomic data out of China, Fitch downgrading the U.S. government credit rating, and the potential for fewer rate cuts in 2024 with rates staying higher for longer, led to negative performance in the third quarter of 2023. For the 12-month period ended September 30, 2023, small value stocks underperformed small growth stocks and also underperformed large value stocks, large growth stocks, and the broad market, as measured by the S&P 500 Index.4
Annual Shareholder Report
1

STOCK SELECTION and sector allocation
Stock selection in the Health Care sector had the greatest positive impact on the Fund’s benchmark-relative performance for the reporting period. Discerning stock selection in the Real Estate sector was another source of strength for the Fund as was having an overweight position in the Industrials sector and underweights in the Financials and Health Care sectors. XPO, Inc. in Industrials, TechnipFMC plc in Energy and Meritage Homes Corp. in Consumer Discretionary all delivered notable performance for the Fund during the reporting period. Detracting from relative performance over the period was stock selection in the Information Technology and Materials sectors, and holdings in WNS Holdings in Industrials and Foot Locker in Consumer Discretionary.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the R2000V.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
3
Since the Fund invests in smaller companies, it may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited resources, product lines and markets and their securities may trade less frequently and in more limited volumes than securities of larger companies. Value stocks may lag growth stocks in performance at times, particularly in late stages of a market advance.
4
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Clover Small Value Fund (the “Fund”) from September 30, 2013 to September 30, 2023, compared to the Russell 2000® Value Index (R2000V)2 and the Morningstar Small Value Funds Average (MSVFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of September 30, 2023

◾ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2023
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	1.43%	2.94%	5.82%
Class C Shares	5.53%	3.31%	5.78%
Class R Shares	7.23%	4.07%	6.35%
Institutional Shares	7.64%	4.38%	6.69%
Class R6 Shares[4]	7.67%	4.45%	6.66%
R2000V	7.84%	2.59%	6.19%
MSVFA	15.00%	4.52%	6.53%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class C Shares, the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The R2000V and MSVFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
The R2000V measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The R2000V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s Class R6 Shares commenced operations on March 29, 2016. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. The performance of Class A Shares has not been adjusted to reflect expenses of Class R6 Shares since Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Class R6 Shares. Additionally, the performance information shown above has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At September 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	24.1%
Industrials	18.3%
Consumer Discretionary	9.8%
Energy	9.1%
Real Estate	7.1%
Information Technology	6.3%
Health Care	6.2%
Materials	5.0%
Consumer Staples	4.2%
Utilities	4.0%
Communication Services	2.8%
Securities Lending Collateral[2]	0.7%
Cash Equivalents[3]	4.1%
Other Assets and Liabilities—Net[4]	(1.7)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments
September 30, 2023
Shares			Value
		COMMON STOCKS— 96.9%
		Communication Services— 2.8%
106,695		Criteo S.A., ADR	$ 3,115,494
50,416	[1]	Yelp, Inc.	2,096,801
		TOTAL	5,212,295
		Consumer Discretionary— 9.8%
14,203		Academy Sports and Outdoors, Inc.	671,376
49,434	[1]	Adient PLC	1,814,228
39,748		Boyd Gaming Corp.	2,417,871
33,473		Century Communities, Inc.	2,235,327
132,606		Gap (The), Inc.	1,409,602
24,979		Meritage Corp.	3,057,180
20,011	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,544,449
24,247		Signet Jewelers Ltd.	1,741,177
5,684		Thor Industries, Inc.	540,719
63,476		Travel + Leisure Co.	2,331,473
4,761	[1]	Visteon Corp.	657,351
		TOTAL	18,420,753
		Consumer Staples— 4.2%
131,188	[2]	B&G Foods, Inc., Class A	1,297,449
150,994	[1]	Mission Produce, Inc.	1,461,622
26,770		PriceSmart, Inc.	1,992,491
294,413		Vector Group Ltd.	3,132,555
		TOTAL	7,884,117
		Energy— 9.1%
19,425		Chord Energy Corp.	3,148,210
39,918		Civitas Resources, Inc.	3,228,168
101,812		Northern Oil and Gas, Inc.	4,095,897
54,203		PBF Energy, Inc.	2,901,486
188,964		TechnipFMC PLC	3,843,528
		TOTAL	17,217,289
		Financials— 24.1%
414,933		AGNC Investment Corp.	3,916,967
82,308	[1]	Avantax, Inc.	2,105,439
42,615	[1]	Axos Financial, Inc.	1,613,404
145,739		Cadence Bank	3,092,582
78,232		CNO Financial Group, Inc.	1,856,445
116,322		Columbia Banking Systems, Inc.	2,361,337
177,363		First Commonwealth Financial Corp.	2,165,602
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS— continued
		Financials— continued
201,901		FNB Corp. (PA)	$ 2,178,512
19,465		Hanover Insurance Group, Inc.	2,160,226
61,828	[1]	I3 Verticals, Inc.	1,307,044
223,392		Old National Bancorp	3,248,120
38,247		Pennymac Financial Services, Inc.	2,547,250
12,428		Primerica, Inc.	2,411,156
208,629	[1]	Repay Holdings Corp.	1,583,494
72,905		Seacoast Banking Corp. of Florida	1,600,994
16,623		Selective Insurance Group, Inc.	1,714,995
44,981		South State Corp.	3,029,920
34,444		Stifel Financial Corp.	2,116,239
44,517		United Bankshares, Inc.	1,228,224
41,443		Wintrust Financial Corp.	3,128,946
		TOTAL	45,366,896
		Health Care— 6.2%
81,018	[1]	AdaptHealth Corp.	737,264
397,572	[1]	ADMA Biologics, Inc.	1,423,308
55,817	[1]	Avanos Medical, Inc.	1,128,620
46,128	[1]	Envista Holdings Corp.	1,286,048
29,939	[1]	Halozyme Therapeutics, Inc.	1,143,670
20,701	[1]	Harmony Biosciences Holdings, Inc.	678,372
46,267	[1]	Pacira BioSciences, Inc.	1,419,471
13,952	[1]	Prestige Consumer Healthcare, Inc.	797,915
103,038	[1]	R1 RCM, Inc.	1,552,783
34,646	[1]	Revance Therapeutics, Inc.	397,389
16,606	[1]	Tenet Healthcare Corp.	1,094,169
		TOTAL	11,659,009
		Industrials— 18.3%
23,303		Arcosa, Inc.	1,675,486
73,943	[1]	Blue Bird Corp.	1,578,683
27,209	[1]	BlueLinx Holdings, Inc.	2,233,587
12,247		Boise Cascade Co.	1,261,931
5,182		Encore Wire Corp.	945,508
63,441		Enerpac Tool Group Corp.	1,676,746
14,024		EnPro Industries, Inc.	1,699,569
24,384		Esab Corp.	1,712,244
45,641		Federal Signal Corp.	2,726,137
37,818	[1]	Gibraltar Industries, Inc.	2,553,093
58,051		H&E Equipment Services, Inc.	2,507,223
32,549		Helios Technologies, Inc.	1,805,819
16,793	[1]	Hub Group, Inc.	1,318,922
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Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
25,493	[1]	Masonite International Corp.	$ 2,376,457
25,144		MOOG, Inc., Class A	2,840,266
129,841		Schneider National, Inc.	3,595,297
25,611	[1]	XPO, Inc.	1,912,117
		TOTAL	34,419,085
		Information Technology— 6.3%
108,078	[1]	Applied Blockchain, Inc.	674,407
29,479		Avnet, Inc.	1,420,593
17,283	[1]	Diodes, Inc.	1,362,592
15,782	[1]	IPG Photonics Corp.	1,602,504
30,957	[1]	Perficient, Inc.	1,791,172
208,732	[1]	TTM Technologies, Inc.	2,688,468
63,445	[1]	Verint Systems, Inc.	1,458,601
124,792	[1]	Yext, Inc.	789,933
		TOTAL	11,788,270
		Materials— 5.0%
33,803		Ashland, Inc.	2,761,029
57,888		Commercial Metals Corp.	2,860,246
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
43,323	[1]	MP Materials Corp.	827,469
24,286	[1]	Summit Materials, Inc.	756,266
165,674		Tronox Holdings PLC	2,226,659
		TOTAL	9,431,669
		Real Estate— 7.1%
88,720		COPT Defense Properties	2,114,198
111,045		Easterly Government Properties, Inc.	1,269,244
68,386		EPR PPTYS	2,840,755
167,165		Kite Realty Group Trust	3,580,674
104,341		STAG Industrial, Inc.	3,600,808
		TOTAL	13,405,679
		Utilities— 4.0%
76,349		Allete, Inc.	4,031,227
37,098		Idacorp, Inc.	3,474,228
		TOTAL	7,505,455
		TOTAL COMMON STOCKS (IDENTIFIED COST $177,552,378)	182,310,517
		INVESTMENT COMPANIES— 4.8%
1,285,490		Federated Hermes Government Obligations Fund, Premier Shares, 5.25%[4]	1,285,490
Annual Shareholder Report
8

Shares		Value
	INVESTMENT COMPANIES— continued
7,646,298	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[4]	$ 7,646,298
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,931,467)	8,931,788
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $186,483,845)[5]	191,242,305
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[6]	(3,130,012)
	TOTAL NET ASSETS—100%	$188,112,293
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 9/30/2022	$6,347,851	$—	$6,347,851
Purchases at Cost	$92,572,522	$8,711,927	$101,284,449
Proceeds from Sales	$(91,273,530)	$(7,426,437)	$(98,699,967)
Change in Unrealized Appreciation/ Depreciation	$(1,069)	$—	$(1,069)
Net Realized Gain/(Loss)	$524	$—	$524
Value as of 9/30/2023	$7,646,298	$1,285,490	$8,931,788
Shares Held as of 9/30/2023	7,646,298	1,285,490	8,931,788
Dividend Income	$284,763	$17,098	$301,861

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $187,359,878.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Annual Shareholder Report
9

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$167,192,974	$—	$0	$167,192,974
International	15,117,543	—	—	15,117,543
Investment Companies	8,931,788	—	—	8,931,788
TOTAL SECURITIES	$191,242,305	$—	$0	$191,242,305

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.63	$28.03	$17.10	$19.23	$26.36
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.16	0.10	0.03	0.05
Net realized and unrealized gain (loss)	1.48	(3.23)	10.86	(2.09)	(3.03)
Total From Investment Operations	1.74	(3.07)	10.96	(2.06)	(2.98)
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.03)	(0.07)	(0.02)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(2.07)	(2.33)	(0.03)	(0.07)	(4.15)
Net Asset Value, End of Period	$22.30	$22.63	$28.03	$17.10	$19.23
Total Return[2]	7.33%	(12.29)%	64.10%	(10.77)%	(11.25)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.23%	1.26%	1.26%
Net investment income	1.09%	0.62%	0.38%	0.16%	0.26%
Expense waiver/reimbursement[4]	0.32%	0.33%	0.30%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,009	$58,331	$70,636	$45,527	$62,463
Portfolio turnover[5]	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.53	$25.75	$15.81	$17.85	$24.95
Income From Investment Operations:
Net investment income (loss)[1]	0.06	(0.04)	(0.09)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	1.37	(2.93)	10.03	(1.94)	(2.88)
Total From Investment Operations	1.43	(2.97)	9.94	(2.04)	(2.97)
Less Distributions:
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)
Net Asset Value, End of Period	$19.93	$20.53	$25.75	$15.81	$17.85
Total Return[2]	6.50%	(13.00)%	62.87%	(11.43)%	(11.94)%
Ratios to Average Net Assets:
Net expenses[3]	1.92%	1.92%	2.00%	2.04%	2.01%
Net investment income (loss)	0.31%	(0.16)%	(0.40)%	(0.63)%	(0.50)%
Expense waiver/reimbursement[4]	0.30%	0.31%	0.28%	0.22%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,253	$6,498	$8,074	$5,716	$9,446
Portfolio turnover[5]	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.10	$27.44	$16.74	$18.83	$25.93
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.14	0.09	0.03	0.05
Net realized and unrealized gain (loss)	1.45	(3.15)	10.64	(2.05)	(2.99)
Total From Investment Operations	1.68	(3.01)	10.73	(2.02)	(2.94)
Less Distributions:
Distributions from net investment income	(0.02)	(0.08)	(0.03)	(0.07)	(0.03)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(2.05)	(2.33)	(0.03)	(0.07)	(4.16)
Net Asset Value, End of Period	$21.73	$22.10	$27.44	$16.74	$18.83
Total Return[2]	7.23%	(12.36)%	64.12%	(10.78)%	(11.27)%
Ratios to Average Net Assets:
Net expenses[3]	1.22%	1.22%	1.25%	1.27%	1.32%
Net investment income	1.01%	0.53%	0.38%	0.16%	0.24%
Expense waiver/reimbursement[4]	0.46%	0.46%	0.51%	0.46%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,179	$11,898	$14,260	$9,646	$13,675
Portfolio turnover[5]	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.69	$28.11	$17.13	$19.29	$26.48
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.23	0.16	0.07	0.10
Net realized and unrealized gain (loss)	1.49	(3.24)	10.89	(2.08)	(3.06)
Total From Investment Operations	1.81	(3.01)	11.05	(2.01)	(2.96)
Less Distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.07)	(0.15)	(0.10)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(2.13)	(2.41)	(0.07)	(0.15)	(4.23)
Net Asset Value, End of Period	$22.37	$22.69	$28.11	$17.13	$19.29
Total Return[2]	7.64%	(12.10)%	64.63%	(10.57)%	(11.05)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.96%	1.01%	1.01%
Net investment income	1.36%	0.89%	0.64%	0.36%	0.50%
Expense waiver/reimbursement[4]	0.33%	0.33%	0.31%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,927	$88,206	$97,317	$63,019	$203,935
Portfolio turnover[5]	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.72	$28.13	$17.15	$19.21	$26.39
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.24	0.18	0.09	0.08
Net realized and unrealized gain (loss)	1.47	(3.23)	10.89	(2.09)	(3.02)
Total From Investment Operations	1.82	(2.99)	11.07	(2.00)	(2.94)
Less Distributions:
Distributions from net investment income	(0.11)	(0.17)	(0.09)	(0.06)	(0.11)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(2.14)	(2.42)	(0.09)	(0.06)	(4.24)
Net Asset Value, End of Period	$22.40	$22.72	$28.13	$17.15	$19.21
Total Return[2]	7.67%	(12.00)%	64.64%	(10.47)%	(11.00)%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.81%	0.91%	0.94%	0.94%
Net investment income	1.51%	0.91%	0.70%	0.53%	0.37%
Expense waiver/reimbursement[4]	0.30%	0.30%	0.28%	0.21%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,744	$5,200	$6,924	$4,644	$8,297
Portfolio turnover[5]	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
September 30, 2023

Assets:
Investment in securities, at value including $1,284,167 of securities loaned and $8,931,788 of investments in affiliated holdings* (identified cost $186,483,845, including $8,931,467 of identified cost in affiliated holdings)	$191,242,305
Income receivable	240,756
Income receivable from affiliated holdings	20,988
Receivable for investments sold	3,101,694
Receivable for shares sold	66,142
Total Assets	194,671,885
Liabilities:
Payable for investments purchased	5,025,141
Payable for shares redeemed	99,289
Payable to bank	2,523
Payable for collateral due to broker for securities lending (Note 2)	1,285,490
Payable for investment adviser fee (Note 5)	5,499
Payable for administrative fee (Note 5)	805
Payable for distribution services fee (Note 5)	7,576
Payable for other service fees (Notes 2 and 5)	12,254
Accrued expenses (Note 5)	121,015
Total Liabilities	6,559,592
Net assets for 8,466,603 shares outstanding	$188,112,293
Net Assets Consist of:
Paid-in capital	$178,951,054
Total distributable earnings (loss)	9,161,239
Total Net Assets	$188,112,293
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($55,008,510 ÷ 2,466,415 shares outstanding), no par value, unlimited shares authorized	$22.30
Offering price per share (100/94.50 of $22.30)	$23.60
Redemption proceeds per share	$22.30
Class C Shares:
Net asset value per share ($6,253,407 ÷ 313,710 shares outstanding), no par value, unlimited shares authorized	$19.93
Offering price per share	$19.93
Redemption proceeds per share (99.00/100 of $19.93)	$19.73
Class R Shares:
Net asset value per share ($12,178,611 ÷ 560,478 shares outstanding), no par value, unlimited shares authorized	$21.73
Offering price per share	$21.73
Redemption proceeds per share	$21.73
Institutional Shares:
Net asset value per share ($105,927,275 ÷ 4,735,670 shares outstanding), no par value, unlimited shares authorized	$22.37
Offering price per share	$22.37
Redemption proceeds per share	$22.37
Class R6 Shares:
Net asset value per share ($8,744,490 ÷ 390,330 shares outstanding), no par value, unlimited shares authorized	$22.40
Offering price per share	$22.40
Redemption proceeds per share	$22.40

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended September 30, 2023

Investment Income:
Dividends (including $284,763 received from affiliated holdings* )	$4,479,663
Net income on securities loaned (includes $17,098 earned from affiliated holdings related to cash collateral balances) (Note 2)	6,090
TOTAL INCOME	4,485,753
Expenses:
Investment adviser fee (Note 5)	1,703,254
Administrative fee (Note 5)	157,657
Custodian fees	16,261
Transfer agent fees (Note 2)	246,279
Directors’/Trustees’ fees (Note 5)	1,866
Auditing fees	35,398
Legal fees	11,662
Portfolio accounting fees	103,939
Distribution services fee (Note 5)	118,159
Other service fees (Notes 2 and 5)	172,752
Share registration costs	82,328
Printing and postage	31,622
Miscellaneous (Note 5)	27,467
TOTAL EXPENSES	2,708,644
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(605,285)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(63,520)
TOTAL WAIVERS AND REIMBURSEMENTS	(668,805)
Net expenses	2,039,839
Net investment income	2,445,914
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $524 on sales of investments in affiliated holdings*)	4,488,410
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(1,069) of investments in affiliated holdings*)	5,803,625
Net realized and unrealized gain (loss) on investments	10,292,035
Change in net assets resulting from operations	$12,737,949

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets

Year Ended September 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,445,914	$1,421,255
Net realized gain (loss)	4,488,410	18,070,474
Net change in unrealized appreciation/depreciation	5,803,625	(43,423,863)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,737,949	(23,932,134)
Distributions to Shareholders:
Class A Shares	(5,347,735)	(5,780,869)
Class C Shares	(636,086)	(647,794)
Class R Shares	(1,109,919)	(1,235,754)
Institutional Shares	(8,639,712)	(8,200,916)
Class R6 Shares	(529,819)	(639,094)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,263,271)	(16,504,427)
Share Transactions:
Proceeds from sale of shares	76,255,842	47,093,908
Net asset value of shares issued to shareholders in payment of distributions declared	15,774,400	15,974,896
Cost of shares redeemed	(70,525,518)	(49,710,854)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,504,724	13,357,950
Change in net assets	17,979,402	(27,078,611)
Net Assets:
Beginning of period	170,132,891	197,211,502
End of period	$188,112,293	$170,132,891
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
September 30, 2023
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
Annual Shareholder Report
20

information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $668,805 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended September 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$77,074	$(12,978)
Class C Shares	9,759	—
Class R Shares	13,247	(1,130)
Institutional Shares	143,413	(29,940)
Class R6 Shares	2,786	—
TOTAL	$246,279	$(44,048)
Annual Shareholder Report
23

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$155,049
Class C Shares	17,703
TOTAL	$172,752
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of September 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,284,167	$1,285,490
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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25

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2023		Year Ended 9/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	257,417	$6,072,387	419,906	$11,073,253
Shares issued to shareholders in payment of distributions declared	222,549	5,190,486	210,746	5,699,068
Shares redeemed	(591,100)	(13,963,638)	(572,934)	(15,265,541)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(111,134)	$(2,700,765)	57,718	$1,506,780
	Year Ended 9/30/2023		Year Ended 9/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	66,467	$1,392,466	72,936	$1,707,022
Shares issued to shareholders in payment of distributions declared	30,175	632,166	26,089	644,136
Shares redeemed	(99,398)	(2,092,438)	(96,152)	(2,345,852)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,756)	$(67,806)	2,873	$5,306
	Year Ended 9/30/2023		Year Ended 9/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	105,904	$2,429,746	114,354	$3,033,541
Shares issued to shareholders in payment of distributions declared	48,849	1,109,919	46,691	1,234,030
Shares redeemed	(132,789)	(3,035,681)	(142,239)	(3,663,821)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	21,964	$503,984	18,806	$603,750
	Year Ended 9/30/2023		Year Ended 9/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,343,144	$55,043,741	1,101,667	$29,050,524
Shares issued to shareholders in payment of distributions declared	357,951	8,366,945	288,525	7,813,254
Shares redeemed	(1,852,302)	(43,627,059)	(965,535)	(25,232,564)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	848,793	$19,783,627	424,657	$11,631,214
Annual Shareholder Report
26

	Year Ended 9/30/2023		Year Ended 9/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	478,904	$11,317,502	83,640	$2,229,568
Shares issued to shareholders in payment of distributions declared	20,329	474,884	21,573	584,408
Shares redeemed	(337,768)	(7,806,702)	(122,453)	(3,203,076)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	161,465	$3,985,684	(17,240)	$(389,100)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	918,332	$21,504,724	486,814	$13,357,950
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$654,104	$5,094,068
Long-term capital gains	$15,609,167	$11,410,359

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of September 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,791,810
Net unrealized appreciation	$3,882,427
Undistributed long-term capital gains	$3,487,002
TOTAL	$9,161,239
At September 30, 2023, the cost of investments for federal tax purposes was $187,359,878. The net unrealized appreciation of investments for federal tax purposes was $3,882,427. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $17,528,373 and unrealized depreciation from investments for those securities having an excess of cost over value of $13,645,946. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Prior to December 1, 2021, the annual fee was equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for
Annual Shareholder Report
27

competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2023, the Adviser voluntarily waived $598,682 of its fee and voluntarily reimbursed $44,048 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2023, the Adviser reimbursed $6,603.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$53,251	$—
Class R Shares	64,908	(19,472)
TOTAL	$118,159	$(19,472)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2023, FSC retained $18,005 of fees paid by the Fund. For the year ended September 30, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2023, FSC retained $1,890 in sales charges from the sale of Class A Shares. For the year ended September 30, 2023, FSC also retained $163 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2023, FSSC received $11,156 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.95%, 1.22%, 0.88% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2023 the Fee limit of the Class C Shares was 1.94%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees
Interfund Transactions
During the year ended September 30, 2023, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $401,863. Net realized gain/loss recognized on these transactions was $0.
.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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29

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2023, were as follows:
Purchases	$187,500,974
Sales	$178,753,445
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2023, the Fund had no outstanding loans. During the year ended September 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2023, there were no outstanding loans. During the year ended September 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless
Annual Shareholder Report
30

disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2023, 100.00% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2023, 100.00% qualify for the dividend received deduction available to corporate shareholders.
For the year ended September 30, 2023, the amount of long-term capital gains designated by the Fund was $15,609,167.
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31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Equity Funds and the Shareholders of Federated Hermes Clover Small Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Clover Small Value Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 22, 2023
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33

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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34

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$973.80	$5.59
Class C Shares	$1,000	$970.30	$9.48
Class R Shares	$1,000	$973.60	$6.04
Institutional Shares	$1,000	$975.60	$4.36
Class R6 Shares	$1,000	$975.60	$4.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.72
Class C Shares	$1,000	$1,015.44	$9.70
Class R Shares	$1,000	$1,018.95	$6.17
Institutional Shares	$1,000	$1,020.66	$4.46
Class R6 Shares	$1,000	$1,021.01	$4.10

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.92%
Class R Shares	1.22%
Institutional Shares	0.88%
Class R6 Shares	0.81%
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35

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised eight portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: September 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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40

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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41

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Clover Small Value Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
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Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2021, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Clover Small Value Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
41198 (11/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
September 30, 2023

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2022 through September 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Prudent Bear Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2023, was -17.86% for Class A Shares, -18.50% for Class C Shares and -17.65% for Institutional Shares. The total return of the Standard & Poor’s 500 Index (S&P 500),1 a broad-based securities market index, was 21.62% for the same period. The total return for the Fund’s market benchmark, the S&P 500 Inverse Daily Index (S&P 500 Inverse),2 was -12.33% for the same period. The Fund’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the S&P 500 or S&P 500 Inverse.
During the reporting period, the Fund’s performance relative to the S&P 500 Inverse was most affected by the positioning and strategy3 of the Fund.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the S&P 500 Inverse.
MARKET OVERVIEW
During the reporting period, strong performance for a select group of U.S. large capitalization technology stocks dominated global equity market activity and catalyzed domestic equity market appreciation. For the reporting period, value stocks significantly underperformed growth stocks while smaller capitalization equities underperformed large capitalization stocks. The Federal Reserve was again forced to dramatically increase the federal funds target rate in an attempt to combat high inflation readings. During the reporting period, the Federal Open Market Committee (FOMC) increased the federal funds target rate by a total of 225 basis points. Several large U.S. bank failures highlighted funding risks inherent in fractional reserve banking. The Bloomberg Aggregate Bond Index4 returned 0.64% during the reporting period amidst higher volatility in the fixed income markets.
U.S. 10-year Treasury bond yields increased from 3.83% at the start of the reporting period to 4.57% at the end of the reporting period. During the reporting period, the FOMC increased the federal funds target rate a total of six times.
The U.S. dollar depreciated markedly during the reporting period with the U.S. Dollar Index5 decreasing 5.3%. For the year ended September 30, 2023, Brent crude oil increased 9.8%, natural gas fell 56.7% and gold fell 8.8%.
Volatility in equity prices began the reporting period relatively high and ended the reporting period more normalized. The CBOE Volatility Index® (VIX® Index)6 began the reporting period at 32, ended the reporting period at 18, and averaged approximately 19.
Annual Shareholder Report

POSITIONING AND STRATEGY
The underperformance of the Fund versus the S&P 500 Inverse (the inverse of the total return of the S&P 500) for the reporting period was primarily due to the Fund’s positioning and strategy. In the reporting period, the contribution to Fund performance from equity index futures and equity options was -5.67% and -3.46%, respectively.
Total net short exposure varied between 87% and 119% throughout much of the reporting period. The Fund commenced the reporting period with net short exposure at approximately 97%. This was comprised of gross short equity exposure of 103% and gross long equity exposure of 6%. Throughout the reporting period, the Fund increased gross short equity exposure by 27% to 130%, and the Fund increased gross long equity exposure by 10% to 16%, resulting in period-ending net short exposure of approximately 115%.
Throughout the reporting period, the Fund purchased and owned shares in equity securities that Fund management believed were trading below their intrinsic value and sold short equity securities that Fund management believed were trading at higher prices than were warranted. Additionally, the Fund utilized derivatives7 positions when appropriate throughout the reporting period. In the period, the contribution to Fund performance from equity index futures and equity options was -5.67% and -3.46%, respectively.
1
Please see the footnote to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500.
2
Please see the footnote to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Inverse.
3
The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. However, a mutual fund investor’s risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
4
The Bloomberg Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.*
5
The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.*
6
The CBOE Volatility Index® (VIX® Index) is a leading measure of market expectations of near-term volatility conveyed by S&P 500 Index (SPX) option prices.*
7
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Prudent Bear Fund (the “Fund”) from September 30, 2013 to September 30, 2023, compared to the Standard & Poor’s 500 Index (S&P 500)2 and S&P 500 Inverse Daily Index (S&P 500 Inverse).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of $10,000 as of September 30, 2023

◾ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
◾ Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2023
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1).
	1 Year	5 Years	10 Years
Class A Shares	-22.37%	-12.57%	-13.62%
Class C Shares	-19.31%	-12.23%	-13.66%
Institutional Shares	-17.65%	-11.37%	-12.93%
S&P 500	21.62%	9.92%	11.92%
S&P 500 Inverse	-12.33%	-10.21%	-11.38%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge is 5.50%; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The S&P 500 Inverse is designed to provide the inverse performance of the S&P 500, representing a short position in the index. The S&P 500 Inverse is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The S&P 500 Inverse is unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2023, the Fund’s portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(55.4)%
Derivative Contracts—Short (notional value)[1]	(44.3)%
U.S. Treasury Securities	71.6%
Common Stocks	15.5%
Exchange-Traded Fund	0.2%
Other Security Type[2]	0.5%
Cash Equivalents[3]	12.1%
Adjustment for Derivative Contracts (notional value)[1]	51.1%
Collateral on Deposit for Securities Sold Short	48.6%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100%
At September 30, 2023, the Fund’s sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	91.8%
Information Technology	1.2%
Financials	1.2%
Industrials	1.1%
Consumer Discretionary	1.0%
Health Care	0.9%
Consumer Staples	0.8%
Real Estate	0.6%
Utilities	0.4%
Energy	0.4%
Communication Services	0.3%
Materials	0.3%
TOTAL	100%

1
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

2	Other Security Type consists of purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and
Liabilities.

Annual Shareholder Report

5
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

6	Includes any short positions on futures contracts.
Annual Shareholder Report

Portfolio of Investments
September 30, 2023
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES— 71.6%
		U.S. Treasury Bills— 71.6%
$170,000,000		United States Treasury Bill, 5.253%, 10/19/2023	$169,575,330
150,000,000		United States Treasury Bill, 5.271%, 2/15/2024	146,995,959
		TOTAL U.S. TREASURIES (IDENTIFIED COST $316,544,632)	316,571,289
		COMMON STOCKS— 15.5%
	[1]	Communication Services— 0.8%
12,000		Alphabet, Inc., Class A	1,570,320
10,000		Match Group, Inc.	391,750
2,800		Meta Platforms, Inc.	840,588
30,000		TripAdvisor, Inc.	497,400
24,000		ZoomInfo Technologies, Inc.	393,600
		TOTAL	3,693,658
		Consumer Discretionary— 1.2%
140,000	[1]	Allbirds, Inc.	155,400
10,000	[1]	Amazon.com, Inc.	1,271,200
120,000	[1]	Brilliant Earth Group, Inc.	354,000
6,000	[1]	Crocs, Inc.	529,380
260,000		Dr. Martens PLC	447,483
14,000		eBay, Inc.	617,260
10,000	[1]	Etsy, Inc.	645,800
4,000	[1]	Expedia Group, Inc.	412,280
64,000	[1]	Lottomatica Group S.p.A.	595,856
24,000	[1]	Savers Value Village, Inc.	448,080
		TOTAL	5,476,739
		Consumer Staples— 1.4%
20,000		Altria Group, Inc.	841,000
10,000	[1]	BJ’s Wholesale Club Holdings, Inc.	713,700
30,000	[1]	Hain Celestial Group, Inc.	311,100
6,000		Kimberly-Clark Corp.	725,100
11,000		Kroger Co.	492,250
10,000	[1]	Maplebear, Inc.	296,900
18,000	[1]	Oddity Tech Ltd.	510,300
6,000		Philip Morris International, Inc.	555,480
200,000	[1]	RLX Technology, Inc., ADR	302,000
5,000		WalMart, Inc.	799,650
300,000	[1]	ZJLD Group, Inc.	458,949
		TOTAL	6,006,429
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— 0.3%
2,000		Pioneer Natural Resources, Inc.	$ 459,100
20,000		Sitio Royalties Corp.	484,200
12,000		TXO Partners, LP	243,720
		TOTAL	1,187,020
		Financials— 2.0%
14,000		Ally Financial, Inc.	373,520
3,200		American Express Co.	477,408
420,000	[1]	Cab Payments Holdings Ltd.	1,184,583
33,334		Corebridge Financial, Inc.	658,346
3,400	[1]	Fiserv, Inc.	384,064
2,000		Goldman Sachs Group, Inc.	647,140
5,000		Hartford Financial Services Group, Inc.	354,550
5,000		JPMorgan Chase & Co.	725,100
6,000		Morgan Stanley	490,020
40,000	[1]	Nuvei Corp.	600,000
50,000	[1]	Oportun Financial Corp.	361,000
20,000		Patria Investments Ltd.	291,600
8,000	[1]	PayPal Holdings, Inc.	467,680
14,000		Unum Group	688,660
60,000		Vinci Partners Investments Ltd.	612,000
2,400		Visa, Inc., Class A	552,024
		TOTAL	8,867,695
		Health Care— 3.9%
200,000	[1]	AbCellera Biologics, Inc.	920,000
80,000	[1]	Adaptive Biotechnologies Corp.	436,000
400,000	[1]	Adicon Holdings LTD	819,782
40,000	[1]	Alector, Inc.	259,200
60,000	[1]	Arcutis Biotherapeutics, Inc.	318,600
10,000	[1]	Beam Therapeutics, Inc.	240,500
8,000	[1]	BioNTech SE, ADR	869,120
8,000		Bristol-Myers Squibb Co.	464,320
10,000	[1]	Centene Corp.	688,800
20,000	[1]	Cullinan Management, Inc.	181,000
40,000	[1]	CureVac B.V.	273,200
10,000		CVS Health Corp.	698,200
6,000	[1]	Dexcom, Inc.	559,800
40,000	[1]	Dynavax Technologies Corp.	590,800
1,000		Elevance Health, Inc.	435,420
80,000	[1]	Ex Scientia Ltd., ADR	361,600
100,000	[1]	Fusion Pharmaceuticals, Inc.	260,000
3,000		Gilead Sciences, Inc.	224,820
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
8,000	[1]	Hologic, Inc.	$ 555,200
7,000	[1]	Inari Medical, Inc.	457,800
10,000	[1]	Inmode Ltd.	304,600
20,000	[1]	Mineralys Therapeutics, Inc.	190,200
16,000	[1]	Mirum Pharmaceuticals, Inc.	505,600
4,000	[1]	Moderna, Inc.	413,160
160,000	[1]	Noile-Immune Biotech, Inc.	473,534
20,000	[1]	Outset Medical, Inc.	217,600
16,000		Pfizer, Inc.	530,720
10,000	[1]	Privia Health Group, Inc.	230,000
10,000	[1]	Progyny, Inc.	340,200
20,000	[1]	Recursion Pharmaceuticals, Inc.	153,000
600	[1]	Regeneron Pharmaceuticals, Inc.	493,776
60,000	[1]	Reneo Pharmaceuticals, Inc.	456,900
20,000		Royalty Pharma PLC	542,800
60,000	[1]	Sagimet Biosciences, Inc.	528,000
4,000	[1]	Schrodinger, Inc.	113,080
60,000	[1]	Sight Sciences, Inc.	202,200
120,000	[1]	Sonendo, Inc.	89,496
160,000	[1]	SOPHiA GENETICS S.A.	408,000
10,000	[1]	Structure Therapeutics, Inc., ADR	504,200
2,000		UnitedHealth Group, Inc.	1,008,380
		TOTAL	17,319,608
		Industrials— 1.1%
60,000		Aris Water Solutions, Inc.	598,800
160,000	[1]	Byrna Technologies, Inc.	358,400
65,000	[1]	Eurogroup Laminations S.p.A.	287,203
1,600	[1]	Paylocity Corp.	290,720
6,000		Science Applications International Corp.	633,240
40,000	[1]	Skymark Airlines, Inc.	288,241
50,000	[1]	TDCX, Inc., ADR	295,500
50,000	[1]	TELUS International (CDA), Inc.	381,000
8,000		Textron, Inc.	625,120
115,400	[1]	TRYT, Inc.	584,490
3,000		United Parcel Service, Inc.	467,610
		TOTAL	4,810,324
		Information Technology— 3.1%
1,000	[1]	Adobe, Inc.	509,900
6,000	[1]	Akamai Technologies, Inc.	639,240
4,000		Apple, Inc.	684,840
130,000	[1]	Arteris, Inc.	846,300
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
2,000	[1]	Autodesk, Inc.	$ 413,820
40,000	[1]	Cambium Networks Corp.	293,200
20,000	[1]	Cerence, Inc.	407,400
4,000	[1]	Check Point Software Technologies Ltd.	533,120
400,000	[1]	Cint Group AB	366,850
120,000	[1]	Copperleaf Technologies, Inc.	499,172
20,000	[1]	Credo Technology Group Holding Ltd.	305,000
16,000	[1]	DocuSign, Inc.	672,000
4,000	[1]	Enphase Energy, Inc.	480,600
6,000	[1]	GoDaddy, Inc.	446,880
75,000	[1]	Integral Corp.	1,084,549
40,000	[1]	IONOS SE	606,199
120,000	[1]	LifeSpeak, Inc.	41,524
2,000		Microsoft Corp.	631,500
2,000		NVIDIA Corp.	869,980
5,000		Qualcomm, Inc.	555,300
3,000	[1]	Salesforce, Inc.	608,340
55,000	[1]	SimilarWeb Ltd.	356,400
80,000	[1]	SkyWater Technology, Inc.	481,600
3,000	[1]	Solaredge Technologies, Inc.	388,530
3,000	[1]	Splunk, Inc.	438,750
30,000	[1]	UiPath, Inc.	513,300
		TOTAL	13,674,294
		Materials— 1.1%
8,000		CF Industries Holdings, Inc.	685,920
2,000		Eagle Materials, Inc.	333,040
70,000	[1]	Gatos Silver, Inc.	362,600
50,000	[1]	Lithium Royalty Corp.	418,185
12,000		Mosaic Co./The	427,200
5,000		Olin Corp.	249,900
100,000	[1]	Sprott Physical Gold Trust	1,432,000
120,000	[1]	Sprott Physical Silver Trust	909,600
		TOTAL	4,818,445
		Real Estate— 0.1%
25,000		Host Hotels & Resorts, Inc.	401,750
		Utilities— 0.5%
20,000		Brookfield Renewable Corp.	478,800
10,000		National Fuel Gas Co.	519,100
25,000		PPL Corp.	589,000
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Utilities— continued
20,000		UGI Corp.	$ 460,000
		TOTAL	2,046,900
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,666,473)	68,302,862
	[1]	PURCHASED PUT OPTIONS— 0.5%
1,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $425, Expiration Date 10/4/2023	159,268
2,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $85,496,000, Exercise Price $410, Expiration Date 10/6/2023	59,000
2,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $85,496,000, Exercise Price $415. Expiration Date 10/20/2023	321,841
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $128,244,000, Exercise Price $400, Expiration Date 11/17/2023	738,000
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $128,244,000, Exercise Price $410, Expiration Date 10/4/2023	40,500
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $128,244,000, Exercise Price $420, Expiration Date 10/13/2023	486,363
4,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $170,992,000, Exercise Price $420, Expiration Date 10/6/2023	494,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,453,638)	2,298,972
		EXCHANGE-TRADED FUND— 0.2%
40,000		Vaneck Vectors Gold Miners ETF (IDENTIFIED COST $1,239,808)	1,076,400
		INVESTMENT COMPANY— 12.1%
53,427,461		Federated Hermes Government Obligations Fund, Premier Shares, 5.25%[2] (IDENTIFIED COST $53,427,461)	$53,427,461
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $450,332,012)[3]	441,676,984
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	534,953
		TOTAL NET ASSETS—100%	$442,211,937
SECURITIES SOLD SHORT—(55.4)%
Shares			Value
		Broad Equity Index— (47.2)%
65,000	[1]	ARK Fintech Innovation ETF	$ 1,258,400
40,000	[1]	ARK Innovation ETF	1,586,800
87,000		iShares FTSE/Xinhua China 25	2,308,110
50,000		iShares MSCI Canada Index Fund	1,673,000
53,000		iShares MSCI Emerging Markets ETF	2,011,350
120,000		iShares MSCI Hong Kong Index Fund	2,058,000
8,000		iShares MSCI Japan ETF	482,320
Annual Shareholder Report

Shares			Value
		Broad Equity Index— continued
81,000		iShares MSCI United Kingdom	$ 2,562,840
58,300		iShares Russell 2000 ETF	10,303,942
413,000		S&P Depositary Receipts Trust	176,549,240
10,500		SPDR Dow Jones Industrial Average ETF Trust	3,516,975
75,000		Vanguard European ETF	4,344,750
		TOTAL	208,655,727
		Communication Services— (0.3)%
4,500	[1]	Liberty Broadband Corp.	410,940
5,000	[1]	Liberty Media Corp - Liberty Formula One	311,500
214	[1]	Liberty Media Corp - Liberty Live	6,869
4,400		Omnicom Group, Inc.	327,712
22,100		Paramount Global, Class B	285,090
1,700		Walt Disney Co.	137,785
		TOTAL	1,479,896
		Consumer Discretionary— (1.0)%
9,000		Aramark	312,300
2,500	[1]	Bright Horizons Family Solutions, Inc.	203,650
3,000	[1]	CarMax, Inc.	212,190
2,100		Churchill Downs, Inc.	243,684
4,300		Columbia Sportswear Co.	318,630
4,000	[1]	Floor & Decor Holdings, Inc.	362,000
30,000		Ford Motor Co.	372,600
1,600		Genuine Parts Co.	231,008
4,000		Hasbro, Inc.	264,560
1,000		Lithia Motors, Inc.	295,330
20,000		Macy’s, Inc.	232,200
3,000		Marriott Vacations Worldwide Corp.	301,890
6,000		Service Corp. International	342,840
35,000	[1]	Under Armour, Inc., Class A	239,750
17,000		V.F. Corp.	300,390
		TOTAL	4,233,022
		Consumer Staples— (0.8)%
4,000		Bunge Ltd.	433,000
9,000		Conagra Brands, Inc.	246,780
2,000		Dollar General Corp.	211,600
11,000		Hormel Foods Corp.	418,330
6,000		Keurig Dr Pepper, Inc.	189,420
8,000		Kraft Heinz Co./The	269,120
2,400		Lamb Weston Holdings, Inc.	221,904
12,000	[1]	Pilgrim’s Pride Corp.	273,960
3,000	[1]	Post Holdings, Inc.	257,220
7,500		Tyson Foods, Inc., Class A	378,675
17,000		Walgreens Boots Alliance, Inc.	378,080
		TOTAL	3,278,089
Annual Shareholder Report

Shares			Value
		Energy— (0.4)%
6,000		DT Midstream, Inc.	$ 317,520
7,000		New Fortress Energy, Inc.	229,460
16,000		NOV, Inc.	334,400
5,000		Ovintiv, Inc.	237,850
4,000		Schlumberger Ltd.	233,200
6,000		Williams Cos., Inc.	202,140
		TOTAL	1,554,570
		Financials— (1.2)%
24,000		AGNC Investment Corp.	226,560
2,000		Allstate Corp.	222,820
18,000		Annaly Capital Management, Inc.	338,580
3,000		Assurant, Inc.	430,740
4,000		Blackstone, Inc.	428,560
5,000	[1]	Block, Inc.	221,300
22,000		Blue Owl Capital, Inc.	285,120
1,500		CME Group, Inc.	300,330
6,000		KKR & Co., Inc.	369,600
200	[1]	Markel Group, Inc.	294,498
4,000		Northern Trust Corp.	277,920
2,200		Progressive Corp., OH	306,460
5,000		Prosperity Bancshares, Inc.	272,900
3,000		Prudential Financial, Inc.	284,670
4,000		Tradeweb Markets, Inc.	320,800
12,000		Truist Financial Corp.	343,320
7,000		U.S. Bancorp	231,420
		TOTAL	5,155,598
		Health Care— (0.9)%
5,000	[1]	Acadia Healthcare Co., Inc.	351,550
1,400	[1]	Charles River Laboratories International, Inc.	274,372
1,000		Cooper Cos., Inc.	318,010
1,400		Danaher Corp.	347,340
18,000	[1]	Elanco Animal Health, Inc.	202,320
5,000	[1]	Enovis Corp.	263,650
10,000	[1]	Envista Holdings Corp.	278,800
1,300	[1]	Illumina, Inc.	178,464
2,000	[1]	Masimo Corp.	175,360
1,000	[1]	Penumbra, Inc.	241,910
2,300	[1]	Repligen Corp.	365,723
3,000		Revvity, Inc.	332,100
2,000		SPDR S&P Biotech ETF	146,040
1,400		Teleflex, Inc.	274,974
1,000	[1]	Waters Corp.	274,210
		TOTAL	4,024,823
		Industrials— (1.1)%
5,000	[1]	AMERCO	272,850
Annual Shareholder Report

Shares			Value
		Industrials— continued
5,000		BWX Technologies, Inc.	$ 374,900
20,000		CNH Industrial NV	242,000
6,000		Cognex Corp.	254,640
1,500		HEICO Corp.	242,895
1,200		IDEX Corp.	249,624
3,000		Leidos Holdings, Inc.	276,480
30,000	[1]	Lyft, Inc.	316,200
10,000		MDU Resources Group, Inc.	195,800
2,000		MSA Safety, Inc.	315,300
6,000		RB Global, Inc.	375,000
4,000		Stanley Black & Decker, Inc.	334,320
22,000	[1]	SunRun, Inc.	276,320
1,400	[1]	Teledyne Technologies, Inc.	572,012
3,000		Toro Co.	249,300
1,500	[1]	WESCO International, Inc.	215,730
2,000		Woodward, Inc.	248,520
		TOTAL	5,011,891
		Information Technology— (1.2)%
2,000	[1]	Advanced Micro Devices, Inc.	205,640
2,700		Analog Devices, Inc.	472,743
1,300	[1]	Arista Networks, Inc.	239,109
8,000		Avnet, Inc.	385,520
41,000	[1]	CCC Intelligent Solutions Holdings, Inc.	547,350
1,500	[1]	Gartner, Inc., Class A	515,415
14,700		Intel Corp.	522,585
18,000		Juniper Networks, Inc.	500,220
5,200		MKS Instruments, Inc.	450,008
2,400	[1]	Take-Two Interactive Software, Inc.	336,936
3,300		Texas Instruments, Inc.	524,733
2,000		Universal Display Corp.	313,980
9,000	[1]	Western Digital Corp.	410,670
		TOTAL	5,424,909
		Materials— (0.3)%
1,000		Air Products & Chemicals, Inc.	283,400
6,000		Ball Corp.	298,680
6,000		Corteva, Inc.	306,960
3,500		Crown Holdings, Inc.	309,680
4,000		International Flavors & Fragrances, Inc.	272,680
		TOTAL	1,471,400
		Real Estate— (0.6)%
2,000		Alexandria Real Estate Equities, Inc.	200,200
2,800		Digital Realty Trust, Inc.	338,856
22,000		Healthcare Realty Trust, Inc.	335,940
12,000		Healthpeak Properties, Inc.	220,320
1,800		Jones Lang LaSalle, Inc.	254,124
Annual Shareholder Report

Shares		Value
	Real Estate— continued
10,000	Rayonier, Inc.	$ 284,600
4,500	Realty Income Corp.	224,730
6,000	Rexford Industrial Realty, Inc.	296,100
8,000	Spirit Realty Capital, Inc.	268,240
4,000	Welltower, Inc.	327,680
	TOTAL	2,750,790
	Utilities— (0.4)%
5,000	Alliant Energy Corp.	242,250
4,000	American Electric Power Co., Inc.	300,880
7,000	Avangrid, Inc.	211,190
3,000	Duke Energy Corp.	264,780
8,500	FirstEnergy Corp.	290,530
2,500	Idacorp, Inc.	234,125
4,400	Sempra Energy	299,332
	TOTAL	1,843,087
	Total Securities Sold Short (PROCEEDS $214,772,314)	$244,883,802
At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
S&P 500 E-Mini Short Futures	905	$195,728,875	December 2023	$8,471,608
Net Unrealized Appreciation/Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2023, were as follows:
Affiliated	Value as of 9/30/2022	Purchases at Cost	Proceeds from Sales
Health Care:
Dynavax Technologies Corp.	$—	$421,026	$—
Fusion Pharmaceuticals, Inc.	$150,500	$116,655	$—
Affiliated issuers no longer in the portfolio at period end	$270,400	$—	$(522,060)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$420,900	$537,681	$(522,060)
Annual Shareholder Report

Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 9/30/2023	Shares Held as of 9/30/2023	Dividend Income

$169,774	$—	$590,800	40,000	$—
$(7,155)	$—	$260,000	100,000	$—
$(115,327)	$366,987	$—	—	$—
$47,292	$366,987	$850,800	140,000	$—
Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2022	$351,982,816
Purchases at Cost	$1,179,796,696
Proceeds from Sales	$(1,478,352,051)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2023	$53,427,461
Shares Held as of 9/30/2023	53,427,461
Dividend Income	$7,628,062

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $457,136,560.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$316,571,289	$—	$316,571,289
Equity Securities:
Common Stocks
Domestic	50,326,622	—	—	50,326,622
International	17,976,240	—	—	17,976,240
Purchased Put Options	2,298,972	—	—	2,298,972
Exchange-Traded Fund	1,076,400	—	—	1,076,400
Investment Company	53,427,461	—	—	53,427,461
TOTAL SECURITIES	$125,105,695	$316,571,289	$—	$441,676,984
Other Financial Instruments:
Assets	$8,471,608	$—	$—	$8,471,608
Liabilities	(244,883,802)	—	—	(244,883,802)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(236,412,194)	$—	$—	$(236,412,194)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CDA	—Community Development Authority
ETF	—Exchange-Traded Fund
PLC	—Public Limited Company
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.68	$7.79	$10.11	$12.58	$13.27
Income From Investment Operations:
Net investment income (loss)[1]	0.31	(0.09)	(0.23)	(0.19)	0.10
Net realized and unrealized gain (loss)	(1.86)	0.98	(2.09)	(2.21)	(0.79)
Total From Investment Operations	(1.55)	0.89	(2.32)	(2.40)	(0.69)
Less Distributions:
Distributions from net investment income	—	—	—	(0.07)	—
Net Asset Value, End of Period	$7.13	$8.68	$7.79	$10.11	$12.58
Total Return[2]	(17.86)%	11.42%	(22.95)%	(19.15)%	(5.20)%
Ratios to Average Net Assets:
Net expenses[3]	2.67%	2.65%	3.02%	2.85%	2.84%
Net expenses excluding dividends and other expenses related to short sales	1.77%	1.78%	1.78%	1.78%	1.78%
Net investment income (loss)	4.11%	(1.16)%	(2.68)%	(1.65)%	0.74%
Expense waiver/reimbursement[4]	0.03%	0.04%	0.11%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,984	$77,378	$40,185	$59,987	$53,827
Portfolio turnover[5]	137%	201%	148%	247%	313%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.46	$6.74	$8.81	$10.98	$11.67
Income From Investment Operations:
Net investment income (loss)[1]	0.22	(0.12)	(0.25)	(0.25)	0.00[2]
Net realized and unrealized gain (loss)	(1.60)	0.84	(1.82)	(1.92)	(0.69)
Total From Investment Operations	(1.38)	0.72	(2.07)	(2.17)	(0.69)
Net Asset Value, End of Period	$6.08	$7.46	$6.74	$8.81	$10.98
Total Return[3]	(18.50)%	10.68%	(23.50)%	(19.76)%	(5.91)%
Ratios to Average Net Assets:
Net expenses[4]	3.45%	3.42%	3.77%	3.63%	3.59%
Net expenses excluding dividends and other expenses related to short sales	2.52%	2.53%	2.53%	2.53%	2.53%
Net investment income (loss)	3.36%	(1.89)%	(3.44)%	(2.46)%	0.01%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.11%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,981	$17,104	$8,018	$12,696	$10,422
Portfolio turnover[6]	137%	201%	148%	247%	313%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.95	$8.02	$10.38	$12.92	$13.59
Income From Investment Operations:
Net investment income (loss)[1]	0.34	(0.06)	(0.21)	(0.22)	0.14
Net realized and unrealized gain (loss)	(1.92)	0.99	(2.15)	(2.21)	(0.81)
Total From Investment Operations	(1.58)	0.93	(2.36)	(2.43)	(0.67)
Less Distributions:
Distributions from net investment income	—	—	—	(0.11)	—
Net Asset Value, End of Period	$7.37	$8.95	$8.02	$10.38	$12.92
Total Return[2]	(17.65)%	11.60%	(22.74)%	(18.97)%	(4.93)%
Ratios to Average Net Assets:
Net expenses[3]	2.43%	2.42%	2.69%	2.64%	2.56%
Net expenses excluding dividends and other expenses related to short sales	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	4.37%	(0.76)%	(2.38)%	(1.79)%	1.03%
Expense waiver/reimbursement[4]	0.03%	0.03%	0.11%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$362,247	$406,207	$116,071	$196,933	$77,603
Portfolio turnover[5]	137%	201%	148%	247%	313%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2023

Assets:
Investment in securities, at value including $54,278,261 of investments in affiliated holdings* (identified cost $450,332,012, including $54,091,064 of identified cost in affiliated holdings)	$441,676,984
Cash denominated in foreign currencies (identified cost $501,193)	500,543
Deposit at broker for short sales	215,445,103
Income receivable	63,414
Income receivable from affiliated holdings	176,731
Interest receivable on short positions	227,222
Receivable for investments sold	30,932,788
Receivable for shares sold	245,389
Receivable for variation margin on futures contracts	543,023
Total Assets	689,811,197
Liabilities:
Securities sold short, at value (proceeds $214,772,314)	244,883,802
Dividends payable on short positions	462,387
Payable for investments purchased	1,137,489
Payable for shares redeemed	792,686
Payable to bank	66,899
Payable for investment adviser fee (Note 5)	29,566
Payable for administrative fee (Note 5)	1,885
Payable for distribution services fee (Note 5)	10,044
Payable for other service fees (Notes 2 and 5)	23,277
Accrued expenses (Note 5)	191,225
Total Liabilities	247,599,260
Net assets for 60,781,153 shares outstanding	$442,211,937
Net Assets Consist of:
Paid-in capital	$1,467,293,134
Total distributable earnings (loss)	(1,025,081,197)
Total Net Assets	$442,211,937
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($62,984,450 ÷ 8,835,401 shares outstanding), no par value, unlimited shares authorized	$7.13
Offering price per share (100/94.50 of $7.13)	$7.54
Redemption proceeds per share	$7.13
Class C Shares:
Net asset value per share ($16,980,840 ÷ 2,794,837 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share (99.00/100 of $6.08)	$6.02
Institutional Shares:
Net asset value per share ($362,246,647 ÷ 49,150,915 shares outstanding), no par value, unlimited shares authorized	$7.37
Offering price per share	$7.37
Redemption proceeds per share	$7.37

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2023

Investment Income:
Interest	$25,242,082
Dividends (including $7,628,062 received from affiliated holdings* and net of foreign taxes withheld of $2,285)	8,798,109
TOTAL INCOME	34,040,191
Expenses:
Investment adviser fee (Note 5)	6,260,433
Administrative fee (Note 5)	393,614
Custodian fees	82,448
Transfer agent fees	550,813
Directors’/Trustees’ fees (Note 5)	3,548
Auditing fees	39,973
Legal fees	11,662
Portfolio accounting fees	130,773
Distribution services fee (Note 5)	129,385
Other service fees (Notes 2 and 5)	209,389
Share registration costs	187,547
Printing and postage	39,145
Miscellaneous (Note 5)	28,780
Expenses related to short positions	4,571,688
TOTAL EXPENSES	12,639,198
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(132,790)
Net expenses	12,506,408
Net investment income	21,533,783
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Short Sales:
Net realized loss on investments (including net realized gain of $366,987 on sales of investments in affiliated companies*)	$(14,493,503)
Net realized loss on foreign currency transactions	(7,645)
Net realized loss on futures contracts	(28,544,831)
Net realized loss on short sales	(38,766,601)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $47,292 of investments in affiliated companies*)	(3,222,343)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(1,166)
Net change in unrealized appreciation of futures contracts	(7,624,566)
Net change in unrealized appreciation of securities sold short	(38,462,069)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and short sales	(131,122,724)
Change in net assets resulting from operations	$(109,588,941)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$21,533,783	$(2,172,329)
Net realized gain (loss)	(81,812,580)	6,893,151
Net change in unrealized appreciation/depreciation	(49,310,144)	43,531,689
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(109,588,941)	48,252,511
Share Transactions:
Proceeds from sale of shares	792,515,796	829,730,753
Cost of shares redeemed	(741,404,334)	(541,567,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,111,462	288,163,277
Change in net assets	(58,477,479)	336,415,788
Net Assets:
Beginning of period	500,689,416	164,273,628
End of period	$442,211,937	$500,689,416
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2023
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense reimbursement of $132,790 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$166,261
Class C Shares	43,128
TOTAL	$209,389
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2023, the Fund did not have
Annual Shareholder Report

a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $195,631,014. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
The average market value of purchased put options held by the Fund throughout the period was $1,237,041. This is based on amounts held as of each month-end throughout the fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated
Annual Shareholder Report

to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the year ended September 30, 2023, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(38,766,601) and $(38,462,069), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$8,471,608*
Equity contracts	Purchased options, within Investment in securities at value	2,298,972
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$10,770,580

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(28,544,831)	$(20,895,007)	$(49,439,838)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(7,624,566)	$(154,666)	$(7,779,232)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2023		Year Ended 9/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,442,402	$64,910,861	10,138,596	$78,466,391
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(8,517,826)	(65,275,868)	(6,383,541)	(49,084,686)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(75,424)	$(365,007)	3,755,055	$29,381,705
	Year Ended 9/30/2023		Year Ended 9/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,019,988	$6,801,995	1,394,372	$9,380,660
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(519,081)	(3,329,965)	(289,560)	(1,853,249)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	500,907	$3,472,030	1,104,812	$7,527,411
Annual Shareholder Report

	Year Ended 9/30/2023		Year Ended 9/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	89,974,363	$720,802,940	93,185,627	$741,883,702
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(86,185,833)	(672,798,501)	(62,291,148)	(490,629,541)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,788,530	$48,004,439	30,894,479	$251,254,161
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,214,013	$51,111,462	35,754,346	$288,163,277
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from differing treatments of fair fund litigation payments.
For the year ended September 30, 2023, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(9,854)	$9,854
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of September 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$20,766,181
Net unrealized depreciation	$(45,570,570)
Capital loss carryforwards and deferrals	$(1,000,276,808)
TOTAL	$(1,025,081,197)
At September 30, 2023, the cost of investments for federal tax purposes was $457,136,560. The net unrealized depreciation of investments for federal tax purposes was $45,571,064. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,579,511 and unrealized depreciation from investments for those securities having an excess of cost over value of $49,150,575. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, mark to market of futures contracts, passive foreign investment contracts, partnership basis adjustments and straddle loss deferrals.
Annual Shareholder Report

As of September 30, 2023, the Fund had a capital loss carryforward of $1,000,276,808 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$754,552,488	$245,724,320	$1,000,276,808
At September 30, 2023, for federal income tax purposes, the Fund had $7,955 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2023, the Adviser voluntarily waived $1,133 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2023, the Adviser reimbursed $131,657.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$129,385
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2023, FSC retained $58,743 of fees paid by the Fund.
For the year ended September 30, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2023, FSC retained $23,635 in sales charges from the sale of Class A Shares. For the year ended September 30, 2023, FSC also retained $8,717 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2023, FSSC received $12,194 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2024, or (b) the date of the Fund’s next effective Prospectus.
Annual Shareholder Report

While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2023, were as follows:
Purchases	$114,990,603
Sales	$80,718,174
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2023, the Fund had no outstanding loans. During the year ended September 30, 2023, the Fund did not utilize the LOC.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2023, there were no outstanding loans. During the year ended September 30, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Equity Funds and THE Shareholders of Federated Hermes Prudent Bear Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prudent Bear Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 22, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$946.90	$12.74
Class C Shares	$1,000	$944.10	$16.42
Institutional Shares	$1,000	$948.50	$11.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,011.98	$13.16
Class C Shares	$1,000	$1,008.17	$16.97
Institutional Shares	$1,000	$1,013.39	$11.76

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	2.61%
Class C Shares	3.37%
Institutional Shares	2.33%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 8 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: September 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Prudent Bear Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance was at the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Prudent Bear Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prudent Bear Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
41202 (11/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $325,998

Fiscal year ended 2022 - $300,081

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $64,383 and $75,581 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)             Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)     NA

(g)     Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $273,348

Fiscal year ended 2022 - $233,566

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2023